Expenses by nature (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development [Abstract]
External research and development expenses		$ 16,019	$ 6,602	$ 338
Employee expenses	[1]	4,119	1,419	0
Depreciation		33	14	0
Other expenses		313	518	0
Total research and development expenses		20,484	8,553	338
General and administrative [Abstract]
External costs		7,785	5,618	103
Employee expenses	[2]	2,271	924	5
Depreciation		14	5	0
Total general and administrative expenses		10,070	6,547	108
Total operating expenses		30,554	15,100	446
Share-based compensation expense included in employees expenses for employees in research and development department		1,000	200
Share-based compensation expense included in employees expenses in general and administrative		700	200
Foreign exchange gain [Abstract]
Foreign exchange gain		$ 7,176	$ 5,907	$ 0

[1]	Included in employee expenses is share-based compensation expense of $1.0 million and $0.2 million for the years ended December 31, 2022 and 2021, respectively, relating to employees in the research and development department.
[2]	Included in employee expenses is share-based compensation expense of $0.7 million and $0.2 million for the years ended December 31, 2022 and 2021, respectively, relating to employees in the general and administrative department.